SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Furniture and equipment	5 to 7 years
Leasehold improvements	Shorter of estimated useful life or term of lease
Vehicle	5 years

Furniture and equipment	5 to 7 years
Leasehold improvements	Shorter of estimated useful life or term of lease
Vehicles	5 years